Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Disclosure Of Deposits [Line items]
Deposits	$ 665,487	$ 621,158
Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	137,686
Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	234,193
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	293,608
Financial liabilities at carrying value [member]
Disclosure Of Deposits [Line items]
Held at amortized cost	644,167	602,628
Financial liabilities at fair value [member]
Disclosure Of Deposits [Line items]
Designated at fair value	21,320	18,530
Personal [member]
Disclosure Of Deposits [Line items]
Deposits	225,229	213,932
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	17,562
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	149,299
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	58,368
Business and government [member]
Disclosure Of Deposits [Line items]
Deposits	368,969	344,388
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	107,578
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	84,832
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	176,559
Bank [member]
Disclosure Of Deposits [Line items]
Deposits	22,495	20,246
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	12,546
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	62
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	9,887
Secured borrowings [member]
Disclosure Of Deposits [Line items]
Deposits	48,794	42,592
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	48,794
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	100,242	93,850
Canada [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	423,161	406,642
USA [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	17,225	16,522
USA [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	84,086	70,312
Other International [Member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	6,119	5,601
Other International [Member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	$ 34,654	$ 28,231